[LETTERHEAD]

June 4, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Funds (the “Trust”)
(1933 Act File No.: 033-02659) (1940 Act File No.: 811-04556)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 109 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on August 23, 2010. No fees are required in connection with this filing.

The Amendment is being filed for the purpose of adding a new series to the Trust designated as Transamerica AQR Managed Futures Strategy. The new series will have Class I2 shares only.

The Amendment also outlines details of certain changes to an existing series of the Trust, Transamerica BlackRock Natural Resources. These changes include a new sub-adviser, a new investment objective, new investment strategies and risks, as well as a change of the fund’s name to Transamerica Goldman Sachs Commodity Strategy. The series continues to offer Class I2 shares only.

Please direct any comments or questions on this filing to the undersigned at (727) 299-1814.

Very truly yours,

/s/ Robert S. Lamont, Jr.

Robert S. Lamont, Jr.
Vice President and Senior Counsel

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